Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Income Tax Disclosure [Abstract]
Net tax benefits related to exercises of stock options and vesting of restricted stocks		$ 59,500	$ 7,700	$ 8,100
Discrete tax benefit recorded from partial release of company's valuation allowance			143,100
Operating Loss Carryforwards [Line Items]
Benefit from (provision for) income taxes		(111,705)	(49,603)	125,760
Increase (decrease) in valuation allowance		146,900
Excess tax benefits included in net operating loss carryforwards but are not reflected in deferred tax assets		623,200	527,200
Income tax benefit recognized from stock compensation expense		$ 180,200	170,800	147,800
Percentage of tax benefit recognized (greater than 50%)		50.00%
Unrecognized tax benefits		$ 172,741	146,188	102,275	$ 75,144
Unrecognized tax benefits which would affect the effective tax rate		56,200	44,600	34,900
Accrued interest and penalties related to unrecognized tax benefits		1,300	1,300	600
Non-current income tax related to penalties and interest		6,300	4,600	3,300
Decrease in unrecognized tax benefits from settlements with taxing authorities		8,684	$ 0	$ 0
Reasonably possible decrease of unrecognized tax benefits		15,000
General Business Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Tax credit carryforward		700
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		2,300,000
Domestic Tax Authority | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Tax credit carryforward		146,300
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Tax credit carryforward		26,800
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		1,100,000
Tax credit carryforward		11,100
California | State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		845,000
California | State and Local Jurisdiction | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Tax credit carryforward		124,200
California | State and Local Jurisdiction | Enterprise Zone Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Tax credit carryforward		9,500
Employee Stock awards
Operating Loss Carryforwards [Line Items]
Benefit from (provision for) income taxes	$ 30,400	$ 18,900